Financial risk management - Market risk management from trading positions (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Shinhan financial group
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	₩ 1,648,919	₩ 1,817,469
Shinhan financial group | Sensitivity risk
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	1,517,630	1,609,337
Shinhan financial group | Sensitivity risk | Interest rate
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	257,705	276,940
Shinhan financial group | Sensitivity risk | CSR-Non-Securitisations
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	565,017	480,494
Shinhan financial group | Sensitivity risk | CSR-Securitisations (Non-CTP)
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	91,048	70,685
Shinhan financial group | Sensitivity risk | CSR-Non-Securitisations (CTP)
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	508	376
Shinhan financial group | Sensitivity risk | Stock price
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	210,850	330,212
Shinhan financial group | Sensitivity risk | Foreign exchange risk
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	389,673	449,030
Shinhan financial group | Sensitivity risk | Commodity
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	2,829	1,600
Shinhan financial group | Default risk
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	121,742	200,478
Shinhan financial group | Default risk | Non-Securitisations
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	0	37,808
Shinhan financial group | Default risk | Securitisations (Excluding CTP)
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	121,146	162,599
Shinhan financial group | Default risk | Securitisations (CTP)
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	596	71
Shinhan financial group | Residual risk
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	9,547	7,654
Shinhan Bank
Market risk management from trading positions [Line Items]
Value at risk	834,363	944,807
Shinhan Bank | Sensitivity risk
Market risk management from trading positions [Line Items]
Value at risk	671,814	775,844
Shinhan Bank | Sensitivity risk | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	116,501	107,348
Shinhan Bank | Sensitivity risk | CSR-Non-Securitisations
Market risk management from trading positions [Line Items]
Value at risk	129,603	153,034
Shinhan Bank | Sensitivity risk | CSR-Securitisations (Non-CTP)
Market risk management from trading positions [Line Items]
Value at risk	27,930	26,187
Shinhan Bank | Sensitivity risk | Stock price
Market risk management from trading positions [Line Items]
Value at risk	28,582	30,750
Shinhan Bank | Sensitivity risk | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk	368,999	458,406
Shinhan Bank | Sensitivity risk | Commodity
Market risk management from trading positions [Line Items]
Value at risk	199	119
Shinhan Bank | Default risk | Non-Securitisations
Market risk management from trading positions [Line Items]
Value at risk	98,699	107,695
Shinhan Bank | Default risk | Securitisations (Excluding CTP)
Market risk management from trading positions [Line Items]
Value at risk	60,866	59,549
Shinhan Bank | Default risk | Securitisations (CTP)
Market risk management from trading positions [Line Items]
Value at risk	159,565	167,244
Shinhan Bank | Residual risk
Market risk management from trading positions [Line Items]
Value at risk	2,984	1,719
Shinhan Card | Interest rate
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	2,551	4,352
Shinhan Securities
Market risk management from trading positions [Line Items]
Value at risk	61,447	35,426
Shinhan Securities | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	15,662	32,186
Shinhan Securities | Stock price
Market risk management from trading positions [Line Items]
Value at risk	14,321	20,384
Shinhan Securities | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk	30,310	52,150
Shinhan Securities | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	42,703	12,418
Shinhan Securities | Portfolio diversification effect
Market risk management from trading positions [Line Items]
Value at risk	(41,549)	(81,712)
Shinhan Life Insurance
Market risk management from trading positions [Line Items]
Value at risk	68,232	62,945
Shinhan Life Insurance | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	683	1,796
Shinhan Life Insurance | Stock price
Market risk management from trading positions [Line Items]
Value at risk	11,523	7,522
Shinhan Life Insurance | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk	55,467	52,394
Shinhan Life Insurance | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	₩ 559	₩ 1,233